UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

March 31, 2021

Premise Capital Diversified Tactical ETF
Ticker: TCTL

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Premise Capital Diversified Tactical ETF

Premise Capital Diversified Tactical ETF

Letter to Shareholders
March 31, 2021 (Unaudited)

Dear Shareholder,

The Premise Capital team is pleased to provide you with the Premise Capital Diversified Tactical ETF (“TCTL” or the “Fund”) semi-annual report, dated March 31, 2021. TCTL launched on October 27, 2016. This report refers to TCTL’s performance for the period of October 1, 2020 through March 31, 2021 (the “current fiscal period”).

TCTL’s performance for the current fiscal period was 16.71% measured in the market price of TCTL and 16.86% measured in net asset value (“NAV”). By comparison, TCTL’s benchmark, the Dow Jones Moderate Portfolio Index (“DJ Moderate”), returned 13.91% for the current fiscal period. The performance of the Premise Capital Frontier Advantage Diversified Tactical Index (“Fund’s Index”) was 17.28% over the current fiscal period.

This current fiscal period was marked by continued growth of the equity markets fueled by additional stimulus and continued reopening of the pandemic crippled economy. While there was broad based growth experienced in the foreign and domestic equity markets, the fixed income markets faced pressure as interest rates continued to rise throughout the period. As dictated by the Fund’s Index, TCTL lowered its exposure to long and intermediate term fixed income throughout the current fiscal period. Directed by the Fund’s Index, TCTL ended the quarter near its target equity exposure.

The Premise Capital team is honored to continue serving your investment objectives and thanks you for your continued trust in TCTL.

Britton Reynolds,
Portfolio Manager

Premise Capital Diversified Tactical ETF

Letter to Shareholders
March 31, 2021 (Unaudited) (Continued)

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Must be preceded or accompanied by a current prospectus.

Past performance is no guarantee of future results.

Premise Capital Frontier Advantage Diversified Tactical Index: The Index consists of an investible portfolio of ETFs (“Underlying ETFs”) with exposure to major U.S. and non-U.S. asset classes. The weighting of each Underlying ETF is adjusted to (i) reduce exposure to individual asset classes determined to be in a downward trend (the “Trend Adjustment”) and (ii) reduce overall exposure to equity asset classes (and increase exposure to fixed income asset classes) as the aggregate size of equity asset classes determined to be in a downward trend grows (the “Risk Adjustment”).

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Investments in the Fund include risks associated with small- and mid-cap securities, foreign and emerging market securities, fixed income and high yield securities, REIT securities, ETF investment risk, model risk and tracking error. Please refer to the prospectus for additional information about the risks of investing in the Fund.

Dow Jones Moderate Portfolio Index: The Dow Jones Moderate Portfolio Index is a member of the Relative Risk Index Series and designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones Moderate Portfolio Index risk level is set to 60% of the Dow Jones Global Stock CMAC Index’s downside risk (past 36 months).

Fund holdings are subject to change and are not a recommendation to buy or sell any security. For a complete listing of the Fund’s holdings please view the Schedule of Investments on page 4 and 5.

Premise Capital Diversified Tactical ETF is distributed by Quasar Distributors, LLC. Premise Capital, LLC is the index provider of the Fund.

One may not directly invest in an index.

Premise Capital Diversified Tactical ETF

Portfolio Allocation
As of March 31, 2021 (Unaudited)

Asset Type	Percentage of Net Assets
U.S. Equity	50.2%
International Equity	23.7
U.S. Treasury Bonds	11.8
Emerging Market Equity	6.1
High Yield Bonds	3.0
U.S. Fixed Income	2.9
Inflation Protected Bonds	2.0
Short-Term Investments	0.7
Liabilities in Excess of Other Assets	(0.4)
Total	100.0%

Premise Capital Diversified Tactical ETF

Schedule of Investments
March 31, 2021 (Unaudited)

Shares	Security Description	Value
	EXCHANGE-TRADED FUNDS — 99.7%
	Emerging Market Equity — 6.1%
41,077	iShares Core MSCI Emerging Markets ETF	$2,643,716
	High Yield Bonds — 3.0%
26,471	Xtrackers USD High Yield Corporate Bond ETF	1,323,285
	Inflation Protected Bonds — 2.0%
6,942	iShares TIPS Bond ETF	871,221
	International Equity — 23.7%
131,908	iShares Core MSCI EAFE ETF	9,503,971
23,113	SPDR S&P International Small Cap ETF	863,733
		10,367,704
	U.S. Equity — 50.2%
19,375	Communication Services Select Sector SPDR Fund	1,420,575
10,100	Consumer Discretionary Select Sector SPDR Fund	1,697,507
12,250	Consumer Staples Select Sector SPDR Fund	836,798
5,550	Energy Select Sector SPDR Fund	272,283
40,765	Financial Select Sector SPDR Fund	1,388,048
14,350	Health Care Select Sector SPDR Fund	1,675,219
11,400	Industrial Select Sector SPDR Fund	1,122,330
12,112	iShares Core S&P Small-Cap ETF	1,314,515
3,515	Materials Select Sector SPDR Fund	276,982
7,000	Real Estate Select Sector SPDR Fund	276,430
17,963	SPDR S&P 500 ETF Trust	7,119,276
1,845	SPDR S&P MidCap 400 ETF Trust	878,312
25,325	Technology Select Sector SPDR Fund	3,363,413
4,400	Utilities Select Sector SPDR Fund	281,776
		21,923,464
	U.S. Fixed Income — 2.9%
11,034	iShares Core U.S. Aggregate Bond ETF	1,256,000

	U.S. Treasury Bonds — 11.8%
59,775	iShares 1-3 Year Treasury Bond ETF	5,155,594
	TOTAL EXCHANGE-TRADED FUNDS (Cost $39,763,944)	43,540,984

The accompanying notes are an integral part of these financial statements.

Premise Capital Diversified Tactical ETF

Schedule of Investments
March 31, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.7%
293,273	First American Government Obligations Fund, Class X, 0.04% (a)	$293,273
	TOTAL SHORT-TERM INVESTMENTS (Cost $293,273)	293,273
	TOTAL INVESTMENTS — 100.4% (Cost $40,057,217)	43,834,257
	Liabilities in Excess of Other Assets — (0.4)%	(154,474)
	NET ASSETS — 100.0%	$43,679,783

Percentages are stated as a percent of net assets.

The Fund’s security classifications are defined by the Fund Adviser.

(a)	Rate shown is the annualized seven-day yield as of March 31, 2021.

The accompanying notes are an integral part of these financial statements.

Premise Capital Diversified Tactical ETF

Statement of Assets and Liabilities
March 31, 2021 (Unaudited)

ASSETS
Investments in securities, at value (Cost $40,057,217)	$43,834,257
Receivable for securities sold	13,250,573
Dividends and interest receivable	49,071
Total assets	57,133,901

LIABILITIES
Payable for securities purchased	13,426,323
Management fees payable	27,795
Total liabilities	13,454,118

NET ASSETS	$43,679,783

Net Assets Consist of:
Paid-in capital	$42,302,195
Total distributable earnings (accumulated deficit)	1,377,588
Net assets	$43,679,783

Net Asset Value:
Net assets	$43,679,783
Shares outstanding^	1,400,000
Net asset value, offering and redemption price per share	$31.20

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Premise Capital Diversified Tactical ETF

Statement of Operations
For the Period Ended March 31, 2021 (Unaudited)

INCOME
Dividends	$458,881
Interest	236
Total investment income	459,117

EXPENSES
Management fees	182,018
Total expenses	182,018

Net investment income (loss)	277,099

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	5,134,005
Change in unrealized appreciation (depreciation) on investments	2,319,706
Net realized and unrealized gain (loss) on investments	7,453,711
Net increase (decrease) in net assets resulting from operations	$7,730,810

The accompanying notes are an integral part of these financial statements.

Premise Capital Diversified Tactical ETF

Statements of Changes in Net Assets

	Six-Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
OPERATIONS
Net investment income (loss)	$277,099	$666,485
Net realized gain (loss) on investments	5,134,005	(5,400,373)
Change in unrealized appreciation (depreciation) of investments	2,319,706	(448,788)
Net increase (decrease) in net assets resulting from operations	7,730,810	(5,182,676)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(519,957)	(951,768)
Total distributions to shareholders	(519,957)	(951,768)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	26,629,733
Payments for shares redeemed	(15,481,902)	(13,542,713)
Net increase (decrease) in net assets derived from capital share transactions (a)	(15,481,902)	13,087,020
Net increase (decrease) in net assets	$(8,271,049)	$6,952,576

NET ASSETS
Beginning of period/year	$51,950,832	$44,998,256
End of period/year	$43,679,783	$51,950,832

(a)	A summary of capital shares transactions is as follows:

	Shares	Shares
Subscriptions	—	975,000
Redemptions	(525,000)	(500,000)
Net increase (decrease)	(525,000)	475,000

The accompanying notes are an integral part of these financial statements.

Premise Capital Diversified Tactical ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Period Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018		Period Ended September 30, 2017(1)
Net Asset value, beginning of period/year	$26.99		$31.03	$30.96	$28.95		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)(7)	0.17		0.36	0.48	0.46		0.41
Net realized and unrealized gain (loss) on investments (9)	4.36		(3.73)	(0.15)	1.95		3.70
Total from investment operations	4.53		(3.37)	0.33	2.41		4.11

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.32)		(0.67)	(0.26)	(0.40)		(0.16)
Total distributions	(0.32)		(0.67)	(0.26)	(0.40)		(0.16)

Net asset value, end of period/year	$31.20		$26.99	$31.03	$30.96		$28.95

Total return	16.86	%(3)	-11.24%	1.14%	8.39%		16.50	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$43,680		$51,951	$44,998	$35,610		$14,474

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets (4)	0.75	%(5)	0.75%	0.75%	0.77	%(6)	0.85	%(5)
Net investment income (loss) to average net assets (7)	1.14	%(5)	1.26%	1.61%	1.52%		1.61	%(5)
Portfolio turnover rate (8)	49	%(3)	224%	313%	195%		69	%(3)

(1)	Commencement of operations on October 27, 2016.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.
(6)	Effective January 31, 2018 the Adviser reduced its management fee from 0.85% to 0.75%.
(7)

Recognition of net investment income by the Fund is affected by the timing of declarations of dividends by the underlying investment companies, in which the Fund invests. The ratio does not include net investment income of the underlying investment companies, in which the Fund invests.

(8)	Excludes the impact of in-kind transactions.
(9)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the year.

The accompanying notes are an integral part of these financial statements.

Premise Capital Diversified Tactical ETF

Notes to Financial Statements
March 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

Premise Capital Diversified Tactical ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the Premise Capital Frontier Advantage Diversified Tactical Index (the “Index”). The Fund commenced operations on October 27, 2016.

The end of the reporting period for the Fund is March 31, 2021, and the period covered by these Notes to Financial Statements is the six-month period ended March 31, 2021 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ACS”) Topic 946 Financial Services- Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Premise Capital Diversified Tactical ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Unaudited) (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Premise Capital Diversified Tactical ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$43,540,984	$—	$—	$43,540,984
Short-Term Investments	293,273	—	—	293,273
Total Investments in Securities	$43,834,257	$—	$—	$43,834,257

^	See Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend

Premise Capital Diversified Tactical ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Unaudited) (Continued)

income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and primarily relate to treatment of in-kind transactions. During the fiscal year ended September 30, 2020, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(633,382)	$633,382

Premise Capital Diversified Tactical ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Unaudited) (Continued)

During the fiscal year ended September 30, 2020, the Fund realized $633,382 in net capital gains resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Premise Capital, LLC (the “Adviser”) serves as the investment adviser and index provider to the Fund. Pursuant to the Investment Advisory Agreement (“Advisory Agreement”), between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is responsible for arranging the transfer agency, custody, fund administration and accounting, and other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser at an annual rate of 0.75% based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

Premise Capital Diversified Tactical ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Unaudited) (Continued)

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $22,714,614 and $23,527,132, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $0 and $14,826,322, respectively.

NOTE 5 – INCOME TAX INFORMATION

The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.

The components of distributable earnings (accumulated deficit) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes at September 30, 2020 were as follows:

Tax cost of investments	$50,555,127
Gross tax unrealized appreciation	$1,740,307
Gross tax unrealized depreciation	(387,814)
Net tax unrealized appreciation (depreciation)	1,352,493
Undistributed ordinary income	247,472
Undistributed long-term capital gain	—
Other accumulated gain (loss)	(7,433,230)
Distributable earnings (accumulated deficit)	$(5,833,265)

The difference between the cost basis for financial statements and federal income tax purposes is primarily due to timing differences in recognizing losses on wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable period subsequent to October 31 and December 31, respectively. For the taxable year ended September 30, 2020, the Fund did not elect to defer any post-October capital losses or late-year ordinary losses.

Premise Capital Diversified Tactical ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Unaudited) (Continued)

As of September 30, 2020, the Fund had a short-term capital loss carryforward of $5,652,408 and a long-term capital loss carryforward of $1,780,822. These amounts do not have an expiration date.

The tax character of distributions paid by the Fund during the fiscal years ended September 30, 2020 and September 30, 2019, was as follows:

	Year Ended September 30, 2020	Year Ended September 30, 2019
Ordinary Income	$951,768	$297,457

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and trade on Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in

Premise Capital Diversified Tactical ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Unaudited) (Continued)

the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

NOTE 7 – RISKS

Investment Company Risk. The risks of investment in investment companies, such as ETFs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Fund’s ability to achieve its investment objective. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

COVID-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

Premise Capital Diversified Tactical ETF

Expense Example

For the Six-Months Ended March 31, 2021 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below in the Expense Example table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses Paid During the Period(1)
Actual	$ 1,000.00	$ 1,168.60	$4.05
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,021.19	$3.78

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.75%, multiplied by the average account value during the period, multiplied by 182/365, to reflect the one-half year period.

Premise Capital Diversified Tactical ETF

Approval of Advisory Agreement & Board Consideration

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 7, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between Premise Capital, LLC (the “Adviser”) and the Trust, on behalf of the Premise Capital Diversified Tactical ETF (the “Fund”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the historical performance of the Fund; (iii) the cost and profits realized from providing such services, including any fall-out benefits enjoyed by the Adviser or its affiliates; (iv) comparative fee and expense data for the Fund; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Prior to the Meeting, the Adviser, along with representatives from other service providers of the Fund, presented written information to help the Board evaluate the Adviser’s fees and other aspects of the Agreement. Additionally, a representative from the Adviser provided an oral overview of the Fund’s strategy, the services provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and business. The Board then discussed the written materials and oral presentation that it had received, and any other information that the Board received at the Meeting and deliberated on the approval of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Continuation of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer (“CCO”). The Board also considered its previous experience with the Adviser providing investment management services to the Fund. The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s ownership, and the services provided by the Adviser.

Premise Capital Diversified Tactical ETF

Approval of Advisory Agreement & Board Consideration
(Unaudited) (Continued)

The Board also considered other services currently provided by the Adviser to the Fund, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieved its investment objective as an passively-managed fund. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that it had received information regarding the Fund’s performance for various time periods in the Materials and primarily considered the Fund’s performance for periods ended June 30, 2020. The Board noted that, for the one-year, three-year, and since inception periods, the Fund underperformed its underlying index, before fees and expenses. The Board noted that the Adviser attributed such underperformance to a single rebalance of the underlying index at a time when significant market volatility prevented the Fund from rebalancing its portfolio at the same prices that were used for the rebalance of the index. The Board also noted that, for the one-year, three-year, and since inception periods, the Fund’s performance significantly trailed that of the Dow Jones Moderate Portfolio Index.

The Board further noted that, for the one-year and three-year periods, the Fund had underperformed the median for funds in the universe of World Allocation ETFs, as reported by Morningstar (the “Category Peer Group”). The Board also considered that the Fund had underperformed the median for its most direct competitors with a similar dynamic asset allocation mix or risk-on/risk-off approach and timing as the Fund, as identified by the Adviser (the “Selected Peer Group”), although the Fund’s returns were within the range of returns for funds in the Selected Peer Group..

Cost of Services Provided and Economies of Scale. The Board reviewed the expense ratio for the Fund and compared the Fund’s expense ratio to those of the Category Peer Group and Selected Peer Group. The Board noted that the expense ratio for the Fund was significantly higher than the Category Peer Group median, but within the range of expense ratios for the Category Peer Group. The Board further noted that the expense ratio for the Fund was within the range of expense ratios for the Selected Peer Group. The Board further noted that shareholders would indirectly incur expenses associated with the Fund’s investments in other funds, which increased the costs of investing the Fund.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning the Fund paid no expenses other than the advisory fee, acquired fund fees and expenses, and, if incurred, certain other costs such as interest, brokerage, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service

Premise Capital Diversified Tactical ETF

Approval of Advisory Agreement & Board Consideration
(Unaudited) (Continued)

providers and paying the Fund’s other expenses out of its own fee and resources. In this regard, the Board considered the Adviser’s financial resources and information provided by the Adviser regarding its ability to raise capital if needed to support its management of the Fund and obligations under the “unified fee” arrangement. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account analyses of the Adviser’s profitability with respect to the Fund.

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further determined that, based on the amount and structure of the Fund’s unitary fee, such economies of scale would be shared with Fund shareholders, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Premise Capital Diversified Tactical ETF

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2020. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Premise Capital Diversified Tactical ETF

Federal Tax Information

(Unaudited)

For the fiscal year ended September 30, 2020, certain dividends paid by the Fund may be subject to the maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.00%.

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2020 was 0.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Foreign Tax Credit Pass Through
(Unaudited)

For the year ended September 30, 2020, the Fund earned foreign source income and paid foreign taxes, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

Foreign Source Income Earned	Foreign Taxes Paid
$—	$21,230

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.tctl.us daily.

Premise Capital Diversified Tactical ETF

Information About Proxy Voting

(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll- free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.tctl.us.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll- free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Fund’s Trustees
(Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling toll-free at (800) 617-0004, or accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website www.tctl.us.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available without charge, on the Fund’s website at www.tctl.us.

(This Page Intentionally Left Blank.)

Adviser and Index Provider

Premise Capital, LLC
300 East 5th Avenue, Suite 265
Naperville, Illinois 60563

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Premise Capital Diversified Tactical ETF

Symbol – TCTL
CUSIP – 26922A768

(b)	Not applicable for this Registrant.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the first fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	06/04/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	06/04/2021

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	06/04/2021

*	Print the name and title of each signing officer under his or her signature.